Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (expense) from investments
Dividends	€ 227	€ 255	€ 351
Net gain (loss) on disposals	562	430	483
Other net income (expense)	195	423	2,789
Other gain (loss) from investments	€ 984	€ 1,108	€ 3,623